COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Non-financial sector	$ 27,843,116	$ 22,352,551
Financial sector	101,430	76,162
Current accounts	50,574,131	61,528,491
Savings accounts	271,188,474	305,671,184
Time deposits and investments accounts	150,744,921	163,834,532
Others	47,064,863	8,433,787
Deposits	$ 547,516,935	$ 561,896,707